Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of Total Stock-Based Compensation Expense

Total stock-based compensation expense for the three and six months ended June 30, 2014 and 2013 was comprised of the following (in thousands):

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013
Cost of sales	$15	$—	$30	$—
Research and development	73	93	143	177
Selling and marketing	12	10	23	19
General and administrative	274	337	525	653

	$374	$440	$721	$849

Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.91%	0.95%	1.91%	0.95%
Expected stock price volatility	99.72%	118.34%	99.72%	118.34%
Expected dividend payout	0%	0%	0%	0%
Expected option life based on management’s estimate	6.1 yrs	6.1 yrs	6.1 yrs	6.1 yrs

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2013 and 2012:

	Year ended December 31, 2013	Year ended December 31, 2012

Significant assumptions (weighted-average):
Risk-free interest rate at grant date	1.02%	0.94%
Expected stock price volatility	116.53%	121.90%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	6.08 years	5.69 years

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

The following tables summarize the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12
Granted	4,104,000	$0.16
Exercised	—	$—
Canceled or expired	(423,283)	$0.72

Outstanding at June 30, 2014	19,709,117	$0.93	6.72 years	$—

Vested and expected to vest at June 30, 2014	18,704,421	$0.97	6.57 years	$—

Exercisable at June 30, 2014	12,626,784	$1.20	5.48 years	$—

	Number of Shares Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at June 30, 2014	7,609,293	$0.62	5.36 years	$—

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62

Summary of Changes in Restricted Stock Award Activity

The following table summarizes the changes in restricted stock award activity and the related weighted average exercise prices for the Company’s awards issued:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23
Granted	716,500	$0.21
Vested	(388,750)	$0.23
Forfeited	—	$—

Unvested at June 30, 2014	472,750	$0.20

The following table summarizes restricted stock award activity during the years ended December 31, 2013 and 2012:

	Restricted Stock issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value

Unvested at December 31, 2011	82,927	$0.20
Granted	335,000	$0.32
Vested	(82,927)	$0.20
Forfeited	—	$—

Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23

Summary of Outstanding Warrants Related to Warrant Transactions

Share data related to warrant transactions through June 30, 2014 were as follows:

	Preferred Stock		Common Stock		Units	Common Stock					Price per Warrant
	Series A	Series B	Series A	Series B	Placement Agent	YKA Loan	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Weighted Average Exercise Price
Outstanding, December 31, 2012	1,600,000	300,000	—	—	—	1,400,000	200,000	—	—	3,500,000	$0.25-2.00	$0.336
2013
Issued			36,754,822	20,000,000	666,666			5,062,500	2,500,000	64,983,988	$0.15-0.200	$0.156
Exercised			(200,000)	(16,754,822)						(16,954,822)	$0.145-0.15	$0.147
Forfeited/Cancelled	(1,600,000)	(300,000)		(3,245,178)		(1,400,000)				(6,545,178)	$0.15-0.250	$0.198

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	200,000	5,062,500	2,500,000	44,983,988	$0.145-2.00	$0.166
2014
Issued										—
Exchanged			(36,554,822)		(666,666)					(37,221,488)	$0.15	$0.150
Exercised										—
Forfeited/Cancelled										—

Outstanding, June 30, 2014	—	—	—	—	—	—	200,000	5,062,500	2,500,000	7,762,500	$0.145-2.00	$0.240

Share data related to warrant transactions as of December 31, 2013 were as follows:

	Preferred Stock		Common Stock	Units		Common Stock								Price per Warrant
	Series A	Series B	Series A	Series B	Placement Agent	YKA Loan	BioTime	Bridge Loan & non- cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Weighted average exercise price

Outstanding, December 31, 2011	1,600,000	300,000				1,400,000	30,000	1,317,921	1,721,629	200,000			6,569,550	$0.25- 2.00	$0.49
2012
Issued													—
Exercised													—
Forfeited/Expired							(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56- 0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000				1,400,000	—	—	—	200,000			3,500,000	$0.25- 2.00	$0.336

2013
Issued			36,754,822	20,000,000	666,666						5,062,500	2,500,000	64,983,988	$0.15- 0.20	$0.156
Exercised			(200,000)	(16,754,822)									(16,954,822)	$0.145-0.15	$0.147
Forfeited/Expired	(1,600,000)	(300,000)		(3,245,178)		(1,400,000)							(6,545,178)	$0.15- 0.25	$0.198

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988	$0.145-2.00	$0.166

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.18-$0.50	5,265,300	7.10	$0.37	2,727,860	5.44	$0.42
$0.51-$0.75	9,258,093	5.93	$0.62	8,898,143	5.90	$0.62
$0.76-$1.00	1,817,000	3.33	$0.99	1,794,000	3.28	$0.99
$1.01-$1.58	1,967,300	6.32	$1.35	1,702,400	6.26	$1.36
$1.59-$3.20	5,330,000	6.90	$1.97	3,836,000	6.84	$1.99

	23,637,693	6.24	$0.96	18,958,403	5.81	$0.97